Croft Income Fund
Investment Objective
The Income Fund’s investment objective is high current income with moderate risk to principal.
Fees And Expenses
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Croft Income Fund
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Croft Income Fund
Management Fees	0.79%
Distribution (12b-1) Fees	0.25%
Other Expenses	0.58%
Acquired Fund Fees and Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.64%	[2]
Less Waivers/Reimbursements	(0.52%)	[3]
Total Annual Fund Operating Expenses After Waivers and Reimbersements	1.12%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.
[2]	The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[3]	The Manager has contractually agreed to waive its fees and/or reimburse Fund expenses through August 30, 2016 to limit Total Annual Fund Operating Expenses (excluding brokerage commissions, underlying fund fees and expenses or extraordinary expenses) to 1.10%. The agreement may be terminated only by the Corporation's Board of Directors on 60 days' written notice to the Adviser.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions and taking into account the fee waiver for “1 Year” only your costs would be:

Expense Example	- 1 Year -	- 3 Years -	- 5 Years -	- 10 Years -
Croft Income Fund | USD ($)	114	466	843	1,900

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 20.30% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in U.S. corporate bonds and securities issued by the U.S. Government and its agencies that are considered investment grade or better. The Fund invests to a lesser but still significant extent in U.S.-traded fixed income securities that are rated below “investment grade” or that are not rated. These lower-rated securities are often referred to as “high yield securities” or “junk bonds.” The Fund may invest in bonds and U.S. Government and agency securities of any maturity. In making investment decisions for the Fund, the Manager considers the company’s projected future cash flow relative to debt service requirements, the underlying value of the company’s assets that may be monetized to service debt and other factors. The Manager selects U.S. Government and agency securities by identifying those that offer the highest yield or expected appreciation compared to other securities with similar structure and maturity. The Manager generally sells a security when it reaches its full potential value, based on a fundamental analysis, or when its risk return ratio becomes unfavorable.

Principal Investment Risks

The Fund’s shares will fluctuate in value in response to interest rate changes and other factors, which may cause you to lose all or a substantial part of your investment.

The Fund’s net asset value, yield and total return may be affected by a decline in the price of bonds held by the Fund or a default on an underlying obligation. Conversely, during periods of rising interest rates, the values of such securities generally decline. Generally, the longer the maturity of the fixed-income security, the more the value will decline when interest rates rise. High-yield junk bonds are especially sensitive to changes in interest rates.

Changes by recognized agencies in the rating of any fixed-income security and in the ability of an issuer to make payments of interest and principal will affect the value of the Fund’s investment. The prices of below investment grade securities are likely to be heavily affected by changes in levels of economic activity and issuer creditworthiness.

The Fund’s investments in high-yield junk bonds involves greater risk of default or price decline than investments in investment grade securities because high-yield junk bonds may have greater price volatility and limited liquidity in the secondary market.

Fund Performance

The performance information that follows below illustrates the variability of the Fund’s returns, which provides some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for each calendar year. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.croftfunds.com or by calling 1-800-746-3322.

Annual Total Returns for the years ended December 31st

*The year-to-date return as of June 30, 2016 was 2.77%.

During the years displayed in the bar charts, the highest and lowest return for an individual calendar quarter was as follows:

Highest	For the	Lowest	For the
Quarterly	Quarter	Quarterly	Quarter
Return	Ended	Return	Ended
5.95%	(9/90/09)	(2.75%)	(12/31/08)

Average Annual Total Returns (for the periods ended December 31, 2015)
Average Annual Total Returns - Croft Income Fund	1 Year	5 Years	10 Years
Croft Income Fund	(0.90%)	1.39%	2.85%
Croft Income Fund | After Taxes on Distributions	(1.49%)	0.52%	1.60%
Croft Income Fund | After Taxes on Distributions and Sales	(0.51%)	0.72%	1.73%
Barclays Aggregate Bond Intermediate Government Credit Index (reflects no deductions for fees, expenses or taxes)	1.07%	2.58%	4.04%

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.